FINANCIAL INSTRUMENTS (Details 24) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financials Instruments [Line items]
Trade receivables		$ 718,715	$ 611,094
Percentage of trade receivables		100.00%	100.00%
Open account customers [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables		$ 391,992
Percentage of trade receivables		100.00%
Secured receivables [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	[1]	$ 381,800
Percentage of trade receivables	[1]	97.40%
Unsecured receivables [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables		$ 10,192
Percentage of trade receivables		2.60%

[1]	Insured Debt is deemed to be the portion of accounts receivable that is covered by a credit company or by guarantees such as standby letters of credit, mortgages, performance bonds, among others